Memorandum items (Tables)	12 Months Ended
Dec. 31, 2019
Memorandum items
Schedule of contingent liabilities and commitments

		More than	More than
		1 year but	3 years but
	Less than	less than	less than	Over
	1 year	3 years	5 years	5 years	2019	2018
	£m	£m	£m	£m	£m	£m

Guarantees	1,015	427	218	1,097	2,757	3,952
Other contingent liabilities	1,134	600	161	583	2,478	3,052
Standby facilities, credit lines and other commitments	59,878	21,054	31,664	7,164	119,760	119,879
Contingent liabilities and commitments	62,027	22,081	32,043	8,844	124,995	126,883

Schedule of contractual obligations for future expenditure not provided for in the accounts

	2019	2018
	£m	£m
Capital expenditure on property, plant and equipment	20	17
Contracts to purchase goods or services (1)	614	541
	634	558

Note:

(1)	Of which due within 1 year: £285 million (2018 - £253 million).